SEGMENTED INFORMATION (Schedule of Segment Information for Assets and Liabilities) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of operating segments [line items]
Cash	$ 46,441,482	$ 29,824,146		$ 21,280,631
Short-term investments	143,914	15,140,719	[1]	8,361,655	[1]
Equity investments	496,526	4,111,822		3,905,320
Plant and equipment	1,118,639	1,127,034	[1]	1,001,606	[1]
Mineral property interests	75,535,422	69,745,800	[1]	58,696,480	[1]
Assets held for distribution		8,695,312
Other assets	3,083,141	2,567,418		1,694,626
Total assets	126,819,124	131,212,251	[1]	94,940,318	[1]
Total liabilities	(1,094,567)	(1,499,501)	[1]	(1,809,731)	[1]
Corporate [Member] | Canada and BVI [Member]
Disclosure of operating segments [line items]
Cash	46,259,720	29,357,060		20,915,897
Short-term investments	143,914	15,140,719		8,361,655
Equity investments	496,526	4,111,822		3,905,320
Plant and equipment	115,340	137,935		24,997
Mineral property interests
Assets held for distribution
Other assets	461,135	118,793		50,537
Total assets	47,476,635	48,866,329		33,258,406
Total liabilities	(573,163)	(875,866)		(704,371)
Exploration and Development [Member] | Bolivia [Member]
Disclosure of operating segments [line items]
Cash	158,539	132,379		293,675
Short-term investments
Equity investments
Plant and equipment	988,503	972,430		959,449
Mineral property interests	72,664,054	67,122,184		55,995,582
Assets held for distribution
Other assets	2,427,576	2,308,957		1,528,016
Total assets	76,238,672	70,535,950		58,776,722
Total liabilities	(333,405)	(432,923)		(1,016,642)
Exploration and Development [Member] | China [Member]
Disclosure of operating segments [line items]
Cash	23,223	26,621		48,222
Short-term investments
Equity investments
Plant and equipment	14,796	16,669		17,160
Mineral property interests	2,871,368	2,623,616		2,700,898
Assets held for distribution
Other assets	194,430	139,668		104,459
Total assets	3,103,817	2,806,574		2,870,739
Total liabilities	$ (187,999)	(101,060)		(3,254)
Exploration and Development [Member] | Canada [Member]
Disclosure of operating segments [line items]
Cash		308,086		22,837
Short-term investments
Plant and equipment
Mineral property interests
Assets held for distribution		8,695,312
Other assets				11,614
Total assets		9,003,398		34,451
Total liabilities		$ (89,652)		$ (85,464)

[1]	Restated for change in presentation currency (note 2(c))